SCHEDULE 1 - CONDENSED FINANCIAL STATEMENT OF BRIGHT SCHOLAR EDUCATION HOLDINGS LIMITED - STATEMENTS OF OPERATIONS COMBINED AND COMPREHENSIVE INCOME (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Aug. 31, 2019 USD ($)	Aug. 31, 2019 CNY (¥)	Aug. 31, 2018 CNY (¥)	Aug. 31, 2017 CNY (¥)
Other operating income	$ 2,157	¥ 15,435	¥ 12,027	¥ 8,874
Selling, general and administrative expenses	(96,711)	(691,900)	(368,141)	(261,972)
Other expenses	(1,204)	(8,617)	(4,803)	(779)
Interest income, net	3,390	24,254	27,297	4,901
Investment income	2,434	17,414	21,669	13,718
Equity in earnings of subsidiaries and VIEs	(33)	(239)	(40)
Net income attributable to ordinary shareholders	33,700	241,099	246,969	172,050
Other comprehensive (loss) income	454	3,247	112,264	(36,494)
Comprehensive income attributable to ordinary shareholders	34,145	244,284	359,233	135,556
Reportable Legal Entities | Bright Scholar Education Holdings Limited
Other operating income	233	1,670	1,590	399
Selling, general and administrative expenses	(8,111)	(58,025)	(34,753)	(6,734)
Other expenses	(8,472)	(60,612)	(49)
Interest income, net	2,444	17,482	21,249	1,822
Investment income	1,031	7,373
Equity in earnings of subsidiaries and VIEs	46,575	333,211	258,932	176,563
Net income attributable to ordinary shareholders	33,700	241,099	246,969	172,050
Other comprehensive (loss) income	445	3,185	112,264	(36,494)
Comprehensive income attributable to ordinary shareholders	$ 34,145	¥ 244,284	¥ 359,233	¥ 135,556